Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment [Abstract]
Long-lived assets impairment			$ 109,658
Depreciation and amortization expense	$ 3,249,417	$ 3,028,924	$ 3,617,535